UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue

         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     Chief Investment Officer
Phone:     414-665-3336

Signature, Place, and Date of Signing:






     Mark G. Doll     Milwaukee, WI     November 13, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01096                 Russell Trust Company
       28-01190                 Frank Russell Company
       28-05583                 Northwestern Investment Management Company, LLC
       28-10206                 Mason Street Advisors, LLC
       28-11160                 Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $46,852 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305        0       16 SH       DEFINED                                      16
BANK OF AMERICA CORPORATION    COM              060505104        4      211 SH       DEFINED                                     211
CAPITOL BANCORP LTD            COM              14056D105        1      235 SH       DEFINED                                     235
CISCO SYS INC                  COM              17275R102        5      200 SH       DEFINED                                     200
COCA COLA CO                   COM              191216100       11      200 SH       DEFINED                                     200
DELL INC                       COM              24702R101        6      400 SH       DEFINED                                     400
DIAMONDS TR                    UNIT SER 1       252787106      401     4133 SH       DEFINED                                    4133
EL PASO CORP                   COM              28336L109        6      575 SH       DEFINED                                     575
FAIRPOINT COMMUNICATIONS INC   COM              305560104        0       16 SH       DEFINED                                      16
GEO GROUP INC                  COM              36159R103        9      445 SH       DEFINED                                     445
HORIZON BANCORP IND            COM              440407104       16      945 SH       DEFINED                                     945
INTERDIGITAL INC               COM              45867G101        5      200 SH       DEFINED                                     200
ISHARES TR                     US PFD STK IDX   464288687       33      923 SH       DEFINED                                     923
ISHARES TR                     S&P NTL AMTFREE  464288414       93      882 SH       DEFINED                                     882
ISHARES TR                     MSCI VAL IDX     464288877      644    12586 SH       DEFINED                                   12586
ISHARES TR                     BARCLYS MBS BD   464288588       16      153 SH       DEFINED                                     153
ISHARES TR                     MSCI GRW IDX     464288885      768    14394 SH       DEFINED                                   14394
ISHARES TR                     BARCLYS CR BD    464288620       25      240 SH       DEFINED                                     240
ISHARES TR INDEX               RUSSELL1000VAL   464287598     2357    42471 SH       DEFINED                                   42471
ISHARES TR INDEX               DJ SEL DIV INX   464287168      141     3405 SH       DEFINED                                    3405
ISHARES TR INDEX               DJ US REAL EST   464287739       82     1924 SH       DEFINED                                    1924
ISHARES TR INDEX               IBOXX INV CPBD   464287242      229     2150 SH       DEFINED                                    2150
ISHARES TR INDEX               MSCI EAFE IDX    464287465     4189    76618 SH       DEFINED                                   76618
ISHARES TR INDEX               MSCI EMERG MKT   464287234     1047    26901 SH       DEFINED                                   26901
ISHARES TR INDEX               RUSSELL 1000     464287622     3788    65196 SH       DEFINED                                   65196
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457      961    11445 SH       DEFINED                                   11445
ISHARES TR INDEX               RUSSELL1000GRW   464287614     1524    32915 SH       DEFINED                                   32915
ISHARES TR INDEX               COHEN&ST RLTY    464287564     3444    70841 SH       DEFINED                                   70841
ISHARES TR INDEX               BARCLY USAGG B   464287226     2656    25310 SH       DEFINED                                   25310
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1392    13527 SH       DEFINED                                   13527
ISHARES TR INDEX               BARCLYS 20+ YR   464287432      658     6672 SH       DEFINED                                    6672
ISHARES TR INDEX               RUSL 2000 VALU   464287630      127     2253 SH       DEFINED                                    2253
ISHARES TR INDEX               S&P 500 VALUE    464287408      574    11214 SH       DEFINED                                   11214
ISHARES TR INDEX               S&P SMLCP VALU   464287879       74     1321 SH       DEFINED                                    1321
ISHARES TR INDEX               S&P SMLCP GROW   464287887      191     3534 SH       DEFINED                                    3534
ISHARES TR INDEX               S&P MIDCP VALU   464287705      376     5963 SH       DEFINED                                    5963
ISHARES TR INDEX               S&P MC 400 GRW   464287606      347     4701 SH       DEFINED                                    4701
ISHARES TR INDEX               S&P500 GRW       464287309     1869    34612 SH       DEFINED                                   34612
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440      826     8940 SH       DEFINED                                    8940
ISHARES TR INDEX               S&P 500 INDEX    464287200     1815    17125 SH       DEFINED                                   17125
ISHARES TR INDEX               S&P SMLCAP 600   464287804      285     5450 SH       DEFINED                                    5450
ISHARES TR INDEX               RUSSELL 2000     464287655      629    10437 SH       DEFINED                                   10437
ISHARES TR INDEX               S&P GLB100INDX   464287572      112     1919 SH       DEFINED                                    1919
ISHARES TR INDEX               RUSSELL MCP VL   464287473      689    19462 SH       DEFINED                                   19462
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1834    23438 SH       DEFINED                                   23438
ISHARES TR INDEX               RUSSELL MCP GR   464287481      401     9431 SH       DEFINED                                    9431
ISHARES TR INDEX               RUSL 3000 VALU   464287663     1002    13790 SH       DEFINED                                   13790
ISHARES TR INDEX               RUSSELL 3000     464287689      362     5838 SH       DEFINED                                    5838
ISHARES TR INDEX               RUSL 3000 GROW   464287671      243     6448 SH       DEFINED                                    6448
ISHARES TR INDEX               RUSL 2000 GROW   464287648       68     1036 SH       DEFINED                                    1036
ISHARES TR INDEX               S&P MIDCAP 400   464287507     1197    17357 SH       DEFINED                                   17357
KOHLS CORP                     COM              500255104       11      200 SH       DEFINED                                     200
MEDTRONIC INC                  COM              585055106        5      143 SH       DEFINED                                     143
MIDCAP SPDR TR                 UNIT SER 1       595635103       26      211 SH       DEFINED                                     211
NICHOLAS-APPLEGATE CV & INC    COM              65370F101       20     2323 SH       DEFINED                                    2323
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106       23      627 SH       DEFINED                                     627
SCHERING PLOUGH CORP           COM              806605101        3      116 SH       DEFINED                                     116
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      181     5130 SH       DEFINED                                    5130
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417       68     1769 SH       DEFINED                                    1769
SPDR TR                        UNIT SER 1       78462F103      929     8799 SH       DEFINED                                    8799
TIME WARNER CABLE INC          COM              88732J207        0        8 SH       DEFINED                                       8
TIME WARNER INC                COM NEW          887317303        1       33 SH       DEFINED                                      33
VANGUARD INDEX FDS             REIT ETF         922908553     1156    27883 SH       DEFINED                                   27883
VANGUARD INDEX FDS             STK MRK ETF      922908769      168     3143 SH       DEFINED                                    3143
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      111     2073 SH       DEFINED                                    2073
VANGUARD INDEX FDS             SML CP GRW ETF   922908595       95     1656 SH       DEFINED                                    1656
VANGUARD INDEX FDS             SMALL CP ETF     922908751      395     7113 SH       DEFINED                                    7113
VANGUARD INDEX FDS             MID CAP ETF      922908629     1018    17886 SH       DEFINED                                   17886
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1553    32311 SH       DEFINED                                   32311
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      135     3253 SH       DEFINED                                    3253
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      562    13194 SH       DEFINED                                   13194
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      310     6816 SH       DEFINED                                    6816
VANGUARD INDEX FDS             VALUE ETF        922908744      871    18913 SH       DEFINED                                   18913
VANGUARD INDEX FDS             GROWTH ETF       922908736      608    12336 SH       DEFINED                                   12336
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1071    27800 SH       DEFINED                                   27800